Fees Summary	Aug. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,742,000
Previously Paid Amount	0.00
Total Fee Amount	266.70
Total Offset Amount	0.00
Net Fee	266.70
Narrative - Max Aggregate Offering Price	$ 1,742,000
Final Prospectus	true